Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Deferred income tax expense (benefit) relating to change in fair value of interest rate swap agreements designated as cash flow hedges	$ 577	$ (658)	$ (359)
Deferred income tax expense (benefit) related to cumulative translation adjustments	0	281	0
Deferred income tax expense (benefit) related to net investments in foreign operations	1,589	764	45
Deferred income tax expense (benefit) related to remeasurement of defined benefit liability	$ 1,366	$ (216)	$ 173